PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
PREPAID EXPENSES AND OTHER RECEIVABLES
Advance to suppliers		$ 1,033	$ 632
Government institutions		831	847
Prepaid expenses and others		2,523	3,182
Total prepaid expenses and other receivables	$ 3,050	$ 4,387	$ 4,661